Borrowings - Debt classification (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Borrowings
Non Current Borrowings	$ 3,219,215	$ 3,056,696
Current borrowings	128,734	454,151
Borrowings	3,347,949	3,510,847	$ 3,344,402
Deposits pledged as security for borrowings		0
Current deposits pledged as security for borrowings	12,100
Non-current deposits pledged as security for borrowings	23,400
Senior Notes
Borrowings
Non Current Borrowings	2,164,209	1,930,457
Current borrowings	19,326	26,912
Debentures and bank term loans
Borrowings
Non Current Borrowings	1,055,006	1,126,239
Current borrowings	102,552	107,110
Bank overdraft
Borrowings
Current borrowings		675
Letters of credit
Borrowings
Current borrowings	$ 6,856	$ 319,454